Income Taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred taxes presented on the balance sheet
Deferred tax assets, non-current	$ 5,206	$ 4,368	$ 3,982
Deferred tax liabilities, non-current	(10,828)	(11,060)	(12,360)
Net deferred tax liability	$ (5,622)	$ (6,692)	$ (8,378)	$ (10,731)